LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
2025	$ 4,613
2026	4,111
2027	3,522
2028	429
2029		$ 429
Total future minimum lease payments	14,103
Less: Interest	2,795
Total lease liability	$ 11,308	10,229
Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
2025		4,151
2026		2,557
2027		2,572
2028		2,572
Total future minimum lease payments		12,281
Less: Interest		2,052
Total lease liability		$ 10,229	$ 14,096